INTERIM CONDENSED STATEMENT OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Retained earnings	Net loss for the period
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020		34,432,122
Equity at beginning of period at Dec. 31, 2020	€ 70,468	€ 1,033	€ 255,735	€ 555	€ (196)	€ (153,069)	€ (33,590)
Net loss for the period	(30,420)						(30,420)
Currency translation adjustments	(42)			(42)
Actuarial gains and losses (IAS 19)	0
Total comprehensive loss	(30,462)			(42)			(30,420)
Allocation of prior period loss	0					(33,590)	33,590
Free Shares vested/Capital increase (in shares)		393,750
Free Shares vested/Capital increase	0	€ 12	(12)
Subscription of warrants	43		43
Share based payment	1,398					1,398
Treasury shares	(16)				(16)
Other movements	0		16			(16)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2021		34,825,872
Equity at end of period at Jun. 30, 2021	41,431	€ 1,045	255,782	513	(212)	(185,276)	(30,420)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021		34,825,872
Equity at beginning of period at Dec. 31, 2021	26,790	€ 1,045	255,767	643	(202)	(183,459)	(47,003)
Net loss for the period	(26,357)						(26,357)
Currency translation adjustments	(71)			(71)
Actuarial gains and losses (IAS 19)	106			106
Total comprehensive loss	(26,321)			36			(26,357)
Allocation of prior period loss	0					(47,003)	47,003
Free Shares vested/Capital increase (in shares)		50,000
Free Shares vested/Capital increase	0	€ 2				(2)
Subscription of warrants	0		(7)			7
Share based payment	1,360					1,360
Treasury shares	(37)				€ (37)
Other movements	0
Number of shares outstanding at end of period (in shares) at Jun. 30, 2022		34,875,872			25,706
Equity at end of period at Jun. 30, 2022	€ 1,792	€ 1,046	€ 255,760	€ 678	€ (239)	€ (229,096)	€ (26,357)